Loans Receivable, Net - Activity in Allowance for Loan Losses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Loans Receivable, Net
Loans receivable, Beginning balance	¥ (79,510)	¥ 93,859
Provisions	7,353	1,604
Reversal	(6,077)	(9,779)
Write off	(6,727)	(6,174)
Loans receivable, Ending balance	¥ 74,059	¥ (79,510)